As filed with the Securities and Exchange Commission on January 27, 2006
                                                     Registration Nos. 033-05033
                                                                       811-04642
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       PRE-EFFECTIVE AMENDMENT NO.                                           [ ]

       POST-EFFECTIVE AMENDMENT NO. 51                                       |X|

                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


       AMENDMENT NO. 53                                                      |X|


                        (CHECK APPROPRIATE BOX OR BOXES)

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                          THE PHOENIX EDGE SERIES FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                          VARIABLE PRODUCTS OPERATIONS
                         PHOENIX LIFE INSURANCE COMPANY
                                  800/541-0171
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

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                              JOHN R. FLORES, ESQ.
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                             HARTFORD, CT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

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Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):


| |  immediately upon filing pursuant to paragraph (b)

[X]  on February 3, 2006 pursuant to paragraph (b), or
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (  ) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[]  on (  ) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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